Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2018	¥ 66,140
2019	67,758
2020	69,578
2021	70,808
2022	71,549
2023-2027	¥ 354,180